Consolidated Statements of Cash Flows (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Preferred shares, issuance costs	$ 13,300	$ 13,300
SAFE instrument, issuance costs	$ 30,100	$ 30,100